Acquisitions - Pro Forma Information (Details) - Punchh Acquisition ASC 805 measurement period adjustment $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Total revenue	$ 219,071
Net loss	$ (88,680)